Note 6 - Deposits - Maturity of Time Deposits 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
2024	$ 23,687
2024	79,167	$ 73,766
2025	13,809	29,549
2026	2,968	4,273
2027	1,013	2,728
Thereafter	283
Total	$ 120,927	$ 111,114